Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2023
Entity Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded Fund VIII
Entity Central Index Key	dei_EntityCentralIndexKey	0001667919
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 30, 2023
Document Effective Date	dei_DocumentEffectiveDate	Jun. 30, 2023
First Trust TCW Securitized Plus ETFMember
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Revision to Principal Investment Strategy

Notwithstanding anything to the contrary in the Fund’s prospectus or statement of additional information, effective as of the date set forth above, the second paragraph set forth in the section entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund will invest at least 50% of its total assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities (such as Ginnie Mae), and U.S. government-sponsored entities (such as Fannie Mae and Freddie Mac). Government agency or instrumentality securities have different levels of credit support. The Fund may also invest up to 50% of its total assets in non-agency, non-government sponsored entity securities and privately-issued mortgage-related and other asset-backed securities including residential mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities and CLOs (“Private MBS/ABS”). The Fund may enter into a TBA (defined below) agreement and “roll over” such agreement prior to the settlement date by selling the obligation to purchase the securities set forth in the agreement and entering into a new TBA agreement for future delivery. A TBA roll requires several transactions and may require several days to close. During a TBA roll, the Fund’s balance sheet assets may reflect additional receivables until the transaction settles and will account for these receivables through using the market value of the securities held in the portfolio as the denominator for calculating the Fund’s stated 50% policy.